Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Segment revenue	$ 1,874,760	$ 989,807
Intersegment revenue	(96,962)	(29,651)
Revenue	1,777,798	960,156
Operating income	2,272	54,291
Segment assets	3,307,910	2,201,974
Goodwill	679,377	566,270	$ 576,028
Corporate	282,302	(576,802)
Total segment assets	4,269,589	2,191,442
Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	381,087	278,653
After-Market Services [Member]
Disclosure of geographical areas [line items]
Revenue	443,660	327,376
Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	953,051	354,127
NAM
Disclosure of geographical areas [line items]
Segment revenue	1,303,885	680,062
Intersegment revenue	(93,778)	(29,463)
Revenue	1,210,107	650,599
Operating income	14,769	18,041
Segment assets	1,638,195	1,547,005
Goodwill	224,992	242,804
Corporate	0	0
Total segment assets	1,863,187	1,789,809
NAM | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	141,900	103,096
NAM | After-Market Services [Member]
Disclosure of geographical areas [line items]
Revenue	298,333	215,876
NAM | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	769,874	331,627
LATAM
Disclosure of geographical areas [line items]
Segment revenue	221,628	106,160
Intersegment revenue	(434)	(95)
Revenue	221,194	106,065
Operating income	(14,654)	6,575
Segment assets	838,063	214,340
Goodwill	89,264	85,622
Corporate	0	0
Total segment assets	927,327	299,962
LATAM | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	129,723	66,069
LATAM | After-Market Services [Member]
Disclosure of geographical areas [line items]
Revenue	38,057	24,158
LATAM | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	53,414	15,838
EH
Disclosure of geographical areas [line items]
Segment revenue	349,247	203,585
Intersegment revenue	(2,750)	(93)
Revenue	346,497	203,492
Operating income	2,157	29,675
Segment assets	831,652	440,629
Goodwill	365,121	237,844
Corporate	0	0
Total segment assets	1,196,773	678,473
EH | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	109,464	109,488
EH | After-Market Services [Member]
Disclosure of geographical areas [line items]
Revenue	107,270	87,342
EH | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	$ 129,763	$ 6,662